Long-term Debt - Senior Notes (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Debt Instrument [Line Items]
Amount outstanding	$ 4,129,065
Gain from repurchase of senior notes	$ 125,001	$ 0
7.25% Senior Unsecured Notes
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Mar. 26, 2014
Principal amount	$ 500,000
Senior notes interest rate	7.25%
Debt insrument frequency of periodic payment	semi-annual
Debt Instrument, Repurchased Face Amount	$ 369,026
Amount outstanding	130,974		$ 229,411
Gain from repurchase of senior notes	$ 57,160
7.25% Senior Unsecured Notes | Redemption upon a change of control
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage	101.00%
6.5% Senior Secured Notes
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Sep. 20, 2012
Principal amount	$ 800,000
Senior notes interest rate	6.50%
Debt insrument frequency of periodic payment	semi-annual
Debt Instrument, Repurchased Face Amount	$ 340,277
Amount outstanding	459,723		$ 607,742
Gain from repurchase of senior notes	$ 67,841
6.5% Senior Secured Notes | Redemption upon a change of control
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage	101.00%